Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited)	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 SGD ($) $ / shares shares	Jun. 30, 2025 SGD ($) $ / shares shares [1]
Income Statement [Abstract]
Revenue	$ 679,767	$ 879,823	$ 1,936,539
Cost of revenue	(447,212)	(578,827)	(889,954)
Gross profit	232,555	300,996	1,046,585
Selling and distribution expenses	(201,809)	(261,201)	(109,739)
Research and development expenses	(52,167)	(67,520)
General and administrative expenses	(1,717,390)	(2,222,818)	(881,131)
Total operating expenses	(1,971,366)	(2,551,539)	(990,870)
Loss from operations	(1,738,811)	(2,250,543)	55,715
Other income (expenses)
Other income, net	82,803	107,172	7,247
Interest expense	(7,178)	(9,290)	(28,409)
Total other income (expenses)	75,625	97,882	(21,162)
Income/ (Loss) before income tax	(1,663,186)	(2,152,661)	34,553
Income tax expense	(34,836)	(45,088)	(54,699)
Net loss	(1,698,022)	(2,197,749)	(20,146)
Other comprehensive income, net of tax
Currency translation differences arising from consolidation	43,350	56,108	11,389
Net comprehensive loss	$ (1,654,672)	$ (2,141,641)	$ (8,757)
Net loss per share attributable to ordinary shareholders
Basic | (per share)	$ (0.0831)	$ (0.1076)	$ (0.0012)
Diluted | (per share)	$ (0.0831)	$ (0.1076)	$ (0.0012)
Weighted average number of ordinary shares used in computing net loss per share
Basic	20,432,500	20,432,500	17,500,000
Diluted	20,432,500	20,432,500	17,500,000

[1]	Comparative amounts totalling S$318,061 have been reclassified from general and administrative expenses to cost of revenue for consistency in the classification of expenses. The reclassification resulted in a corresponding decrease in gross profit and had no effect on net loss.